Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets:
Provision for expenses and losses	$ 31.3	$ 35.4
Postretirement and other employee benefits	9.9	12.7
Tax credit and loss carryforwards	14.6	13.7
Other	0.1	1.9
Valuation allowance	(10.1)	(8.0)
Total deferred income tax assets	55.9	63.7
Deferred income tax assets, net	45.8	55.7
Deferred Income Tax Liabilities:
Property, equipment and intangible assets	(309.3)	(340.5)
Other	(0.5)	0
Total deferred income tax liabilities	(309.8)	(340.5)
Deferred income tax liabilities, net	$ (264.0)	$ (284.8)